Financial Risk Management Policy - Schedule of Éxito Group’s Financial Instruments (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[1]	Dec. 31, 2021	[1]
Financial assets
Cash and cash equivalents (Note 7)	$ 1,345,710	$ 1,508,205	[1]	$ 1,733,673		$ 2,541,579
Trade receivables and other receivables (Note 8)	670,158	717,269
Accounts receivables from related parties (Note 10) (3)	37,664	52,145
Financial assets (Note 12)	19,666	27,466
Total financial assets	2,073,198	2,305,085
Financial liabilities
Trade payables and other accounts payable (Note 23)	4,430,674	5,286,126
Loans and borrowings (Note 20)	2,258,449	1,266,205
Lease liabilities (Note 15)	1,984,244	1,567,959
Derivative instruments and collections on behalf of third parties (Note 25)	60,481	139,810
Accounts payable to related parties (Note 10) (4)	43,757	55,617
Total financial liabilities	8,777,605	8,315,717
Net (liability) exposure	$ (6,704,407)	$ (6,010,632)

[1]	Some figures in the December 2023 and 2022 financial statements were disaggregated for comparative purposes (see Note 2).